Document And Entity Information	Sep. 27, 2022
Document Information [Line Items]
Entity, Registrant Name	Isoray, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 27, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33407
Entity, Tax Identification Number	41-1458152
Entity, Address, Address Line One	350 Hills Street, Suite 106
Entity, Address, City or Town	Richland
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	99354
City Area Code	509
Local Phone Number	375-1202
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ISR
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000728387